Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 56.5% of Net Assets
	Aerospace & Defense — 1.1%
223	AAR Corp.(a)	$13,237
555	Boeing Co.(a)	103,685
44	L3Harris Technologies, Inc.	7,894
38	Lockheed Martin Corp.	17,276
91	Moog, Inc., Class A	10,561
137	RTX Corp.	11,151
		163,804
	Air Freight & Logistics — 0.4%
307	Expeditors International of Washington, Inc.	33,540
31	FedEx Corp.	7,443
178	GXO Logistics, Inc.(a)	8,991
88	United Parcel Service, Inc., Class B	12,430
		62,404
	Automobile Components — 0.7%
45	Aptiv PLC(a)	3,924
768	BorgWarner, Inc.	28,339
616	Dana, Inc.	7,072
541	Magna International, Inc.	26,017
531	Mobileye Global, Inc., Class A(a)	18,941
157	Phinia, Inc.	4,063
82	Visteon Corp.(a)	9,440
		97,796
	Automobiles — 1.1%
1,796	General Motors Co.	50,647
491	Tesla, Inc.(a)	98,613
86	Thor Industries, Inc.	7,562
		156,822
	Banks — 2.8%
373	Ameris Bancorp	13,913
1,411	Banc of California, Inc.	15,817
2,107	Bank of America Corp.	55,498
1,027	Citigroup, Inc.	40,556
147	Citizens Financial Group, Inc.	3,444
266	East West Bancorp, Inc.	14,263
24	First Citizens BancShares, Inc., Class A	33,138
675	First Financial Bancorp	12,487
1,736	FNB Corp.	18,558
1,118	Fulton Financial Corp.	14,523
378	International Bancshares Corp.	16,568
345	JPMorgan Chase & Co.	47,976
109	PNC Financial Services Group, Inc.	12,477
204	Regions Financial Corp.	2,964
1,188	Truist Financial Corp.	33,692
178	U.S. Bancorp	5,675
356	Webster Financial Corp.	13,517
1,422	Wells Fargo & Co.	56,553
		411,619
	Beverages — 0.9%
67	Boston Beer Co., Inc., Class A(a)	22,375
225	Coca-Cola Co.	12,710
200	Keurig Dr Pepper, Inc.	6,066
1,586	Monster Beverage Corp.(a)	81,045
43	PepsiCo, Inc.	7,021
		129,217
	Biotechnology — 1.2%
70	AbbVie, Inc.	9,883
280	Alnylam Pharmaceuticals, Inc.(a)	42,504
17	Biogen, Inc.(a)	4,038
318	CRISPR Therapeutics AG(a)	12,380
Shares	Description	Value (†)
	Biotechnology — continued
230	Cytokinetics, Inc.(a)	$8,018
107	Gilead Sciences, Inc.	8,404
191	Halozyme Therapeutics, Inc.(a)	6,469
81	Incyte Corp.(a)	4,368
106	Neurocrine Biosciences, Inc.(a)	11,760
69	Regeneron Pharmaceuticals, Inc.(a)	53,812
32	United Therapeutics Corp.(a)	7,131
12	Vertex Pharmaceuticals, Inc.(a)	4,345
		173,112
	Broadline Retail — 2.2%
254	Alibaba Group Holding Ltd., ADR(a)	20,965
2,058	Amazon.com, Inc.(a)	273,899
673	eBay, Inc.	26,402
		321,266
	Building Products — 0.9%
98	Builders FirstSource, Inc.(a)	10,635
72	Carlisle Cos., Inc.	18,295
106	Carrier Global Corp.	5,052
468	Fortune Brands Innovations, Inc.	26,114
37	Lennox International, Inc.	13,710
649	Masco Corp.	33,806
142	Owens Corning	16,099
119	Trex Co., Inc.(a)	6,689
		130,400
	Capital Markets — 3.5%
998	Bank of New York Mellon Corp.	42,415
48	BlackRock, Inc.	29,389
45	Cboe Global Markets, Inc.	7,375
983	Charles Schwab Corp.	51,155
75	CME Group, Inc.	16,009
77	FactSet Research Systems, Inc.	33,256
135	Goldman Sachs Group, Inc.	40,987
643	Intercontinental Exchange, Inc.	69,084
304	Janus Henderson Group PLC	7,013
989	KKR & Co., Inc.	54,791
60	Moody's Corp.	18,480
100	Morgan Stanley	7,082
64	MSCI, Inc.	30,179
37	Northern Trust Corp.	2,439
48	S&P Global, Inc.	16,767
483	SEI Investments Co.	25,918
651	State Street Corp.	42,074
35	T. Rowe Price Group, Inc.	3,168
59	Virtus Investment Partners, Inc.	10,870
		508,451
	Chemicals — 0.8%
15	Air Products & Chemicals, Inc.	4,237
189	Celanese Corp.	21,642
496	Corteva, Inc.	23,877
53	DuPont de Nemours, Inc.	3,863
32	Ecolab, Inc.	5,368
165	HB Fuller Co.	10,915
117	Innospec, Inc.	11,466
56	Linde PLC	21,401
143	Minerals Technologies, Inc.	7,730
20	Sherwin-Williams Co.	4,764
81	Stepan Co.	6,059
		121,322
	Commercial Services & Supplies — 0.1%
84	MSA Safety, Inc.	13,262

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
168	Vestis Corp.(a)	$2,569
28	Waste Management, Inc.	4,601
		20,432
	Communications Equipment — 0.3%
201	Ciena Corp.(a)	8,482
435	Cisco Systems, Inc.	22,677
61	F5, Inc.(a)	9,247
20	Motorola Solutions, Inc.	5,569
		45,975
	Construction & Engineering — 0.2%
284	AECOM	21,740
	Construction Materials — 0.2%
30	Martin Marietta Materials, Inc.	12,268
72	Vulcan Materials Co.	14,147
		26,415
	Consumer Finance — 1.1%
1,710	Ally Financial, Inc.	41,365
356	American Express Co.	51,987
642	Capital One Financial Corp.	65,028
122	Synchrony Financial	3,422
		161,802
	Consumer Staples Distribution & Retail — 1.1%
166	BJ's Wholesale Club Holdings, Inc.(a)	11,308
34	Casey's General Stores, Inc.	9,245
33	Costco Wholesale Corp.	18,231
1,611	Kroger Co.	73,091
277	Sprouts Farmers Market, Inc.(a)	11,640
36	Target Corp.	3,988
157	Walmart, Inc.	25,655
		153,158
	Containers & Packaging — 0.2%
39	Ball Corp.	1,878
153	Crown Holdings, Inc.	12,332
273	Sonoco Products Co.	14,144
		28,354
	Distributors — 0.0%
39	Genuine Parts Co.	5,026
	Diversified Consumer Services — 0.2%
99	Grand Canyon Education, Inc.(a)	11,715
205	Service Corp. International	11,156
		22,871
	Diversified REITs — 0.1%
663	American Assets Trust, Inc.	11,768
25	Digital Realty Trust, Inc.	3,109
		14,877
	Diversified Telecommunication Services — 0.3%
998	AT&T, Inc.	15,369
159	Iridium Communications, Inc.	5,891
683	Verizon Communications, Inc.	23,994
		45,254
	Electric Utilities — 0.3%
201	American Electric Power Co., Inc.	15,184
247	Eversource Energy	13,286
134	Exelon Corp.	5,218
161	FirstEnergy Corp.	5,732
112	IDACORP, Inc.	10,607
		50,027
	Electrical Equipment — 0.6%
107	Eaton Corp. PLC	22,246
Shares	Description	Value (†)
	Electrical Equipment — continued
144	Emerson Electric Co.	$12,812
66	Hubbell, Inc.	17,827
226	nVent Electric PLC	10,877
92	Regal Rexnord Corp.	10,894
25	Rockwell Automation, Inc.	6,570
		81,226
	Electronic Equipment, Instruments & Components — 0.8%
129	Advanced Energy Industries, Inc.	11,256
71	Amphenol Corp., Class A	5,719
269	Avnet, Inc.	12,463
216	Cognex Corp.	7,774
65	Corning, Inc.	1,739
182	Jabil, Inc.	22,350
683	Knowles Corp.(a)	8,872
42	Littelfuse, Inc.	9,100
220	TE Connectivity Ltd.	25,927
15	Teledyne Technologies, Inc.(a)	5,619
16	Zebra Technologies Corp., Class A(a)	3,351
		114,170
	Energy Equipment & Services — 0.2%
361	ChampionX Corp.	11,119
775	NOV, Inc.	15,469
109	Schlumberger NV	6,067
		32,655
	Entertainment — 1.6%
68	Electronic Arts, Inc.	8,418
221	Netflix, Inc.(a)	90,983
58	Take-Two Interactive Software, Inc.(a)	7,758
1,148	Walt Disney Co.(a)	93,665
3,261	Warner Bros Discovery, Inc.(a)	32,414
		233,238
	Financial Services — 2.0%
376	Block, Inc.(a)	15,134
433	Fiserv, Inc.(a)	49,254
282	Global Payments, Inc.	29,954
26	Jack Henry & Associates, Inc.	3,666
26	Mastercard, Inc., Class A	9,785
1,104	MGIC Investment Corp.	18,591
466	PayPal Holdings, Inc.(a)	24,139
467	Visa, Inc., Class A	109,792
259	Voya Financial, Inc.	17,293
58	WEX, Inc.(a)	9,656
		287,264
	Food Products — 0.7%
142	Campbell Soup Co.	5,738
227	Conagra Brands, Inc.	6,211
153	Darling Ingredients, Inc.(a)	6,776
116	General Mills, Inc.	7,568
39	Hershey Co.	7,306
231	Hormel Foods Corp.	7,519
112	Ingredion, Inc.	10,481
45	J.M. Smucker Co.	5,123
161	Kellanova	8,126
150	Kraft Heinz Co.	4,719
106	McCormick & Co., Inc.	6,773
281	Mondelez International, Inc., Class A	18,605
40	WK Kellogg Co.(a)	401
		95,346
	Gas Utilities — 0.2%
90	Atmos Energy Corp.	9,689

Shares	Description	Value (†)
	Gas Utilities — continued
308	New Jersey Resources Corp.	$12,499
128	ONE Gas, Inc.	7,731
		29,919
	Ground Transportation — 0.4%
378	CSX Corp.	11,283
29	J.B. Hunt Transport Services, Inc.	4,984
55	Norfolk Southern Corp.	10,494
82	Ryder System, Inc.	7,998
31	Saia, Inc.(a)	11,113
37	Union Pacific Corp.	7,682
113	XPO, Inc.(a)	8,567
		62,121
	Health Care Equipment & Supplies — 1.0%
135	Abbott Laboratories	12,764
14	Align Technology, Inc.(a)	2,584
588	Baxter International, Inc.	19,069
50	Becton Dickinson & Co.	12,639
13	Cooper Cos., Inc.	4,053
67	Edwards Lifesciences Corp.(a)	4,269
28	GE HealthCare Technologies, Inc.	1,864
123	Globus Medical, Inc., Class A(a)	5,622
90	Haemonetics Corp.(a)	7,671
113	Intuitive Surgical, Inc.(a)	29,631
142	LeMaitre Vascular, Inc.	6,898
189	Medtronic PLC	13,336
44	Penumbra, Inc.(a)	8,411
35	Shockwave Medical, Inc.(a)	7,219
25	Stryker Corp.	6,756
		142,786
	Health Care Providers & Services — 1.4%
171	Acadia Healthcare Co., Inc.(a)	12,570
89	Cardinal Health, Inc.	8,099
367	Centene Corp.(a)	25,316
28	Chemed Corp.	15,754
51	Cigna Group	15,769
473	CVS Health Corp.	32,642
18	Elevance Health, Inc.	8,102
108	Encompass Health Corp.	6,756
97	HCA Healthcare, Inc.	21,936
87	Henry Schein, Inc.(a)	5,653
9	Humana, Inc.	4,713
24	Laboratory Corp. of America Holdings	4,793
13	McKesson Corp.	5,920
300	Select Medical Holdings Corp.	6,819
161	Tenet Healthcare Corp.(a)	8,646
41	UnitedHealth Group, Inc.	21,958
		205,446
	Health Care REITs — 0.1%
786	Physicians Realty Trust	8,536
	Health Care Technology — 0.4%
1,180	Doximity, Inc., Class A(a)	24,107
179	Veeva Systems, Inc., Class A(a)	34,495
		58,602
	Hotel & Resort REITs — 0.0%
189	Host Hotels & Resorts, Inc.	2,926
	Hotels, Restaurants & Leisure — 1.5%
336	Aramark	9,049
9	Booking Holdings, Inc.(a)	25,106
3	Chipotle Mexican Grill, Inc.(a)	5,827
129	Hilton Worldwide Holdings, Inc.	19,547
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
123	Marriott Vacations Worldwide Corp.	$11,053
79	McDonald's Corp.	20,712
194	Norwegian Cruise Line Holdings Ltd.(a)	2,638
555	Starbucks Corp.	51,193
279	Travel & Leisure Co.	9,494
46	Wingstop, Inc.	8,407
521	Yum China Holdings, Inc.	27,384
219	Yum! Brands, Inc.	26,468
		216,878
	Household Durables — 0.4%
51	DR Horton, Inc.	5,324
273	KB Home	12,067
107	Meritage Homes Corp.	12,200
153	PulteGroup, Inc.	11,259
350	Taylor Morrison Home Corp.(a)	13,412
		54,262
	Household Products — 0.5%
127	Church & Dwight Co., Inc.	11,549
65	Colgate-Palmolive Co.	4,883
410	Energizer Holdings, Inc.	12,948
269	Procter & Gamble Co.	40,358
		69,738
	Independent Power & Renewable Electricity Producers — 0.0%
414	AES Corp.	6,169
	Industrial Conglomerates — 0.3%
44	3M Co.	4,002
223	General Electric Co.	24,224
122	Honeywell International, Inc.	22,358
		50,584
	Industrial REITs — 0.2%
79	Prologis, Inc.	7,959
357	Rexford Industrial Realty, Inc.	15,437
		23,396
	Insurance — 1.9%
36	Allstate Corp.	4,613
855	American International Group, Inc.	52,420
118	Arch Capital Group Ltd.(a)	10,228
73	Arthur J Gallagher & Co.	17,191
38	Assurant, Inc.	5,658
54	Chubb Ltd.	11,589
196	First American Financial Corp.	10,082
118	Hanover Insurance Group, Inc.	13,831
124	Hartford Financial Services Group, Inc.	9,108
50	Marsh & McLennan Cos., Inc.	9,483
91	Prudential Financial, Inc.	8,321
233	Reinsurance Group of America, Inc.	34,827
170	Selective Insurance Group, Inc.	17,699
91	Travelers Cos., Inc.	15,237
241	Willis Towers Watson PLC	56,849
		277,136
	Interactive Media & Services — 3.1%
729	Alphabet, Inc., Class A(a)	90,454
1,268	Alphabet, Inc., Class C(a)	158,880
593	Meta Platforms, Inc., Class A(a)	178,653
388	Pinterest, Inc., Class A(a)	11,594
319	Yelp, Inc.(a)	13,459
339	ZoomInfo Technologies, Inc.(a)	4,393
		457,433

Shares	Description	Value (†)
	IT Services — 0.5%
63	Accenture PLC, Class A	$18,717
185	Cognizant Technology Solutions Corp., Class A	11,927
115	International Business Machines Corp.	16,634
510	Shopify, Inc., Class A(a)	24,067
19	VeriSign, Inc.(a)	3,793
		75,138
	Leisure Products — 0.1%
594	Mattel, Inc.(a)	11,333
140	YETI Holdings, Inc.(a)	5,953
		17,286
	Life Sciences Tools & Services — 0.8%
40	Agilent Technologies, Inc.	4,135
86	Danaher Corp.	16,514
230	Illumina, Inc.(a)	25,167
246	IQVIA Holdings, Inc.(a)	44,484
63	Repligen Corp.(a)	8,477
20	Thermo Fisher Scientific, Inc.	8,895
10	West Pharmaceutical Services, Inc.	3,183
		110,855
	Machinery — 1.1%
86	AGCO Corp.	9,861
28	Caterpillar, Inc.	6,329
43	Chart Industries, Inc.(a)	4,998
11	Cummins, Inc.	2,379
41	Deere & Co.	14,980
72	Dover Corp.	9,356
109	Fortive Corp.	7,116
272	Graco, Inc.	20,223
23	Illinois Tool Works, Inc.	5,155
190	ITT, Inc.	17,737
114	Oshkosh Corp.	10,001
55	Parker-Hannifin Corp.	20,290
134	SPX Technologies, Inc.(a)	10,736
189	Terex Corp.	8,656
166	Toro Co.	13,419
		161,236
	Media — 1.1%
132	Charter Communications, Inc., Class A(a)	53,170
1,139	Comcast Corp., Class A	47,029
381	Interpublic Group of Cos., Inc.	10,821
249	Liberty Broadband Corp., Class C(a)	20,744
210	New York Times Co., Class A	8,465
164	Omnicom Group, Inc.	12,285
217	Paramount Global, Class B	2,361
		154,875
	Metals & Mining — 0.3%
458	Alcoa Corp.	11,743
643	Cleveland-Cliffs, Inc.(a)	10,790
188	Commercial Metals Co.	7,950
80	Newmont Corp.	2,998
59	Reliance Steel & Aluminum Co.	15,008
		48,489
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
701	Invesco Mortgage Capital, Inc.	4,788
542	KKR Real Estate Finance Trust, Inc.	5,658
		10,446
	Multi-Utilities — 0.1%
131	Consolidated Edison, Inc.	11,501
Shares	Description	Value (†)
	Multi-Utilities — continued
56	DTE Energy Co.	$5,397
36	WEC Energy Group, Inc.	2,930
		19,828
	Office REITs — 0.4%
1,412	Brandywine Realty Trust	5,281
679	COPT Defense Properties	15,481
492	Douglas Emmett, Inc.	5,515
600	Easterly Government Properties, Inc.	6,456
745	Highwoods Properties, Inc.	13,328
513	Kilroy Realty Corp.	14,662
		60,723
	Oil, Gas & Consumable Fuels — 2.4%
943	Antero Midstream Corp.	11,637
241	Antero Resources Corp.(a)	7,095
1,031	APA Corp.	40,951
84	Chevron Corp.	12,241
435	CNX Resources Corp.(a)	9,448
588	ConocoPhillips	69,854
450	EOG Resources, Inc.	56,813
186	Exxon Mobil Corp.	19,688
44	Hess Corp.	6,354
189	HF Sinclair Corp.	10,467
648	Kinder Morgan, Inc.	10,498
115	ONEOK, Inc.	7,498
298	Ovintiv, Inc.	14,304
369	Phillips 66	42,092
329	Range Resources Corp.	11,791
1,247	Southwestern Energy Co.(a)	8,891
45	Valero Energy Corp.	5,715
231	Williams Cos., Inc.	7,946
		353,283
	Passenger Airlines — 0.1%
274	Alaska Air Group, Inc.(a)	8,667
302	Delta Air Lines, Inc.	9,437
		18,104
	Personal Care Products — 0.0%
22	Estee Lauder Cos., Inc., Class A	2,835
	Pharmaceuticals — 1.3%
169	Bristol-Myers Squibb Co.	8,709
33	Eli Lilly & Co.	18,280
82	Jazz Pharmaceuticals PLC(a)	10,416
234	Johnson & Johnson	34,711
178	Merck & Co., Inc.	18,281
197	Novartis AG, ADR	18,435
399	Novo Nordisk AS, ADR	38,531
194	Perrigo Co. PLC	5,362
302	Pfizer, Inc.	9,229
600	Roche Holding AG, ADR	19,398
40	Sandoz Group AG, ADR(a)	1,033
87	Zoetis, Inc.	13,659
		196,044
	Professional Services — 0.4%
27	Automatic Data Processing, Inc.	5,892
47	Ceridian HCM Holding, Inc.(a)	3,008
110	Equifax, Inc.	18,653
115	Exponent, Inc.	8,428
157	Korn Ferry	7,147
60	Leidos Holdings, Inc.	5,947

Shares	Description	Value (†)
	Professional Services — continued
32	Paychex, Inc.	$3,554
62	Paylocity Holding Corp.(a)	11,123
		63,752
	Real Estate Management & Development — 0.4%
700	CBRE Group, Inc., Class A(a)	48,538
78	Jones Lang LaSalle, Inc.(a)	9,978
		58,516
	Residential REITs — 0.1%
42	AvalonBay Communities, Inc.	6,961
64	Camden Property Trust	5,432
		12,393
	Retail REITs — 0.3%
1,120	Brixmor Property Group, Inc.	23,285
381	NNN REIT, Inc.	13,841
38	Simon Property Group, Inc.	4,176
		41,302
	Semiconductors & Semiconductor Equipment — 2.6%
155	Advanced Micro Devices, Inc.(a)	15,267
91	Analog Devices, Inc.	14,317
503	ARM Holdings PLC, ADR(a)	24,793
32	Broadcom, Inc.	26,924
18	First Solar, Inc.(a)	2,564
554	Intel Corp.	20,221
166	Lattice Semiconductor Corp.(a)	9,231
86	Micron Technology, Inc.	5,751
451	NVIDIA Corp.	183,918
58	Qorvo, Inc.(a)	5,070
338	QUALCOMM, Inc.	36,839
62	Silicon Laboratories, Inc.(a)	5,715
107	Synaptics, Inc.(a)	8,952
103	Texas Instruments, Inc.	14,627
66	Universal Display Corp.	9,186
		383,375
	Software — 5.0%
52	Adobe, Inc.(a)	27,667
46	ANSYS, Inc.(a)	12,800
324	Autodesk, Inc.(a)	64,032
30	Cadence Design Systems, Inc.(a)	7,196
236	Dynatrace, Inc.(a)	10,552
33	Intuit, Inc.	16,333
88	Manhattan Associates, Inc.(a)	17,158
732	Microsoft Corp.	247,497
1,073	Oracle Corp.	110,948
19	Palo Alto Networks, Inc.(a)	4,617
82	Qualys, Inc.(a)	12,542
40	Roper Technologies, Inc.	19,543
530	Salesforce, Inc.(a)	106,440
17	ServiceNow, Inc.(a)	9,891
74	SPS Commerce, Inc.(a)	11,865
18	Synopsys, Inc.(a)	8,450
18	Tyler Technologies, Inc.(a)	6,712
195	Workday, Inc., Class A(a)	41,284
		735,527
	Specialized REITs — 0.2%
20	American Tower Corp.	3,564
41	Crown Castle, Inc.	3,812
9	Equinix, Inc.	6,567
196	VICI Properties, Inc.	5,468
116	Weyerhaeuser Co.	3,328
		22,739
Shares	Description	Value (†)
	Specialty Retail — 0.6%
38	Asbury Automotive Group, Inc.(a)	$7,272
79	Boot Barn Holdings, Inc.(a)	5,491
55	Dick's Sporting Goods, Inc.	5,882
59	Five Below, Inc.(a)	10,265
71	Home Depot, Inc.	20,213
35	Lithia Motors, Inc.	8,477
73	Ross Stores, Inc.	8,466
158	TJX Cos., Inc.	13,915
80	Williams-Sonoma, Inc.	12,019
		92,000
	Technology Hardware, Storage & Peripherals — 0.7%
587	Apple, Inc.	100,242
238	Hewlett Packard Enterprise Co.	3,660
139	HP, Inc.	3,660
		107,562
	Textiles, Apparel & Luxury Goods — 0.5%
72	Crocs, Inc.(a)	6,431
30	Deckers Outdoor Corp.(a)	17,912
175	NIKE, Inc., Class B	17,984
108	PVH Corp.	8,030
1,955	Under Armour, Inc., Class A(a)	13,392
1,026	Under Armour, Inc., Class C(a)	6,597
		70,346
	Trading Companies & Distributors — 0.2%
78	GATX Corp.	8,157
49	Watsco, Inc.	17,096
		25,253
	Water Utilities — 0.2%
121	American States Water Co.	9,444
33	American Water Works Co., Inc.	3,883
257	Essential Utilities, Inc.	8,599
		21,926
	Total Common Stocks (Identified Cost $8,412,457)	8,245,808

Principal Amount
Bonds and Notes — 4.6%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,632
	Automotive — 0.1%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,515
1,000	Lear Corp., 4.250%, 5/15/2029	894
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,054
		12,463
	Banking — 0.7%
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,133
3,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	2,981
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,977
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,085
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,709
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,783
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,925
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,230

Principal Amount	Description	Value (†)
	Banking — continued
$3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$2,692
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,511
3,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	2,732
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,434
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,699
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,883
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,940
6,000	State Street Corp., 2.400%, 1/24/2030	4,887
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,763
9,000	Truist Bank, 3.200%, 4/01/2024	8,893
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,632
		102,889
	Brokerage — 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	6,564
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,810
		12,374
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,315
7,000	Owens Corning, 3.950%, 8/15/2029	6,207
		9,522
	Chemicals — 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	805
	Consumer Products — 0.0%
2,000	Procter & Gamble Co., 3.000%, 3/25/2030	1,741
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,039
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,389
		10,428
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,289
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,941
8,000	Entergy Corp., 0.900%, 9/15/2025	7,281
5,000	Exelon Corp., 4.050%, 4/15/2030	4,417
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,455
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,731
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	693
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,689
		35,496
	Environmental — 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	3,676
1,000	Waste Management, Inc., 2.950%, 6/01/2041	654
		4,330
	Finance Companies — 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,689
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,272
		8,961
	Food & Beverage — 0.2%
8,000	Coca-Cola Co., 1.450%, 6/01/2027	7,030
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,812
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,471
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,665
		23,978
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$5,000	Equinor ASA, 3.625%, 4/06/2040	$3,704
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,097
		17,801
	Health Care REITs — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,566
	Health Insurance — 0.1%
8,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,473
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,901
		13,374
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,879
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
5,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	4,819
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,780
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,463
		13,815
	Integrated Energy — 0.1%
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,706
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,133
		14,839
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,916
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,114
		8,030
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,856
	Metals & Mining — 0.0%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,039
	Mortgage Related — 1.3%
15,615	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	11,471
26,330	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	20,232
29,553	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	23,679
19,729	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	16,441
931	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	805
19,856	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	14,654
28,929	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	22,290
23,887	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	19,240
13,347	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	11,162
17,763	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	15,358
417	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	379
9,178	Government National Mortgage Association, 3.000%, 6/20/2052	7,569
4,972	Government National Mortgage Association, 4.000%, 8/20/2053	4,372
3,973	Government National Mortgage Association, 5.000%, 7/20/2053	3,698
17,654	Government National Mortgage Association, 5.500%, 4/20/2053	16,892
		188,242
	Natural Gas — 0.1%
8,000	NiSource, Inc., 0.950%, 8/15/2025	7,309

Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$6,661
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,653
		9,314
	Oil Field Services — 0.0%
4,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	3,644
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,657
	Pharmaceuticals — 0.1%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,772
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,141
3,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	2,691
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,307
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,245
		16,156
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,470
4,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,146
		5,616
	Railroads — 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,327
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	5,648
	Retail REITs — 0.0%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,700
1,000	Spirit Realty LP, 2.700%, 2/15/2032	741
		3,441
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,457
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,273
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,790
		12,520
	Technology — 0.3%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,792
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,334
5,000	Intel Corp., 2.450%, 11/15/2029	4,197
8,000	International Business Machines Corp., 4.000%, 6/20/2042	5,959
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,273
6,000	Oracle Corp., 2.950%, 5/15/2025	5,743
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,565
		35,863
	Treasuries — 0.4%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,279
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,436
9,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	6,120
18,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	12,723
13,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,974
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	6,195
21,000	U.S. Treasury Notes, 0.375%, 11/30/2025	19,080
		62,807
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$3,501
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,696
	Wirelines — 0.0%
6,000	AT&T, Inc., 3.650%, 6/01/2051	3,693
	Total Bonds and Notes (Identified Cost $770,198)	676,373

Shares
Exchange-Traded Funds — 8.1%
17,583	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,317,347)	1,176,830

Mutual Funds — 13.0%
60,644	WCM Focused Emerging Markets Fund, Institutional Class	724,696
59,446	WCM Focused International Growth Fund, Institutional Class	1,174,662
	Total Mutual Funds (Identified Cost $2,427,606)	1,899,358

Affiliated Mutual Funds — 15.9%
41,156	Loomis Sayles Inflation Protected Securities Fund, Class N	377,404
24,163	Loomis Sayles Limited Term Government and Agency Fund, Class N	255,155
64,069	Mirova Global Green Bond Fund, Class N	521,522
115,283	Mirova International Sustainable Equity Fund, Class N	1,174,731
	Total Affiliated Mutual Funds (Identified Cost $2,816,341)	2,328,812

Principal Amount
Short-Term Investments — 3.5%
$506,239	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $506,274 on 11/01/2023 collateralized by $517,200 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $516,776 including accrued interest(d) (Identified Cost $506,239)	506,239
	Total Investments — 101.6% (Identified Cost $16,250,188)	14,833,420
	Other assets less liabilities — (1.6)%	(227,205)
	Net Assets — 100.0%	$14,606,215

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $9,882 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$356,319	$135,726	$85,286	$(8,901)	$(20,454)	$377,404	41,156	$13,479
Loomis Sayles Limited Term Government and Agency Fund, Class N	236,576	86,479	62,371	(2,720)	(2,809)	255,155	24,163	7,830

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$499,659	$152,352	$121,739	$(9,176)	$426	$521,522	64,069	$—
Mirova International Sustainable Equity Fund, Class N	1,160,627	340,836	178,612	11,989	(160,109)	1,174,731	115,283	1,927
	$2,253,181	$715,393	$448,008	$(8,808)	$(182,946)	$2,328,812	244,671	$23,236

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,245,808	$—	$—	$8,245,808
Bonds and Notes(a)	—	676,373	—	676,373
Exchange-Traded Funds	1,176,830	—	—	1,176,830
Mutual Funds	1,899,358	—	—	1,899,358
Affiliated Mutual Funds	2,328,812	—	—	2,328,812
Short-Term Investments	—	506,239	—	506,239
Total Investments	$13,650,808	$1,182,612	$—	$14,833,420

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	85.6%
Fixed Income	12.5
Short-Term Investments	3.5
Total Investments	101.6
Other assets less liabilities	(1.6)
Net Assets	100.0%